Loans and Allowance for Credit Losses - Impact of Staging on Allowances for Credit Losses for Performing Loans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Impact Of Staging On Allowance For Credit Losses on Performing Loans [Abstract]
ACL - All performing loans in Stage 1	$ 3,313	$ 2,893
Impact of staging	1,523	1,257
Stage 1 and 2 ACL	$ 4,836	$ 4,150